Pioneer Global Sustainable Equity Fund
Schedule of Investments  |  May 31, 2023

A: GLOSX	C: GCSLX	K: PGEKX	R: PRGEX	Y: PGSYX

Schedule of Investments  |  5/31/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.3%
	Common Stocks — 95.2% of Net Assets
	Aerospace & Defense — 1.7%
213,209	Hensoldt AG	$ 6,797,417
	Total Aerospace & Defense	$6,797,417

	Air Freight & Logistics — 1.6%
39,433	United Parcel Service, Inc., Class B	$ 6,585,311
	Total Air Freight & Logistics	$6,585,311

	Automobile Components — 1.4%
137,000	Bridgestone Corp.	$ 5,537,002
	Total Automobile Components	$5,537,002

	Automobiles — 1.3%
316,900	Subaru Corp.	$ 5,428,122
	Total Automobiles	$5,428,122

	Banks — 11.3%
752,567	ABN AMRO Bank NV (C.V.A.) (144A)	$ 11,000,382
76,516	Citizens Financial Group, Inc.	1,972,582
234,426	FinecoBank Banca Fineco S.p.A.	3,132,019
684,024	Grupo Financiero Banorte S.A.B de CV, Class O	5,482,942
128,181	Hana Financial Group, Inc.	3,995,829
301,969	KB Financial Group, Inc.	10,894,336
186,144	Truist Financial Corp.	5,671,808
196,576	UniCredit S.p.A.	3,783,010
	Total Banks	$45,932,908

	Biotechnology — 1.3%
25,514	AbbVie, Inc.	$ 3,519,911
9,253(a)	Alnylam Pharmaceuticals, Inc.	1,711,898
	Total Biotechnology	$5,231,809

	Broadline Retail — 4.9%
361,300(a)	Alibaba Group Holding, Ltd.	$ 3,594,013
83,412(a)	Amazon.com, Inc.	10,057,819
145,764	eBay, Inc.	6,200,800
	Total Broadline Retail	$19,852,632

	Capital Markets — 5.8%
118,282	Bank of New York Mellon Corp.	$ 4,754,936
100,533	Euronext NV (144A)	6,689,034
61,698	State Street Corp.	4,196,698
417,603	UBS Group AG	7,972,300
	Total Capital Markets	$23,612,968

1Pioneer Global Sustainable Equity Fund |  | 5/31/23

Shares		Value
	Chemicals — 0.3%
39,505	Mosaic Co.	$ 1,262,580
	Total Chemicals	$1,262,580

	Communications Equipment — 2.1%
168,940	Cisco Systems, Inc.	$ 8,391,250
	Total Communications Equipment	$8,391,250

	Construction Materials — 2.4%
204,549	CRH Plc	$ 9,744,681
	Total Construction Materials	$9,744,681

	Consumer Staples Distribution & Retail — 1.6%
26,745(a)+#	Magnit PJSC	$ 69,273
149,700	Seven & i Holdings Co., Ltd.	6,275,501
	Total Consumer Staples Distribution & Retail	$6,344,774

	Diversified Telecommunication Services — 1.4%
255,079	Deutsche Telekom AG	$ 5,656,557
	Total Diversified Telecommunication Services	$5,656,557

	Electrical Equipment — 5.0%
47,036	Eaton Corp. Plc	$ 8,273,632
43,730(a)	Generac Holdings, Inc.	4,763,072
558,800	Mitsubishi Electric Corp.	7,262,528
	Total Electrical Equipment	$20,299,232

	Entertainment — 1.2%
36,869	Electronic Arts, Inc.	$ 4,719,232
	Total Entertainment	$4,719,232

	Food Products — 1.3%
224,021	Associated British Foods Plc	$ 5,111,871
	Total Food Products	$5,111,871

	Health Care Equipment & Supplies — 0.9%
44,774	Medtronic Plc	$ 3,705,496
	Total Health Care Equipment & Supplies	$3,705,496

	Health Care Providers & Services — 4.2%
128,601	Cardinal Health, Inc.	$ 10,583,862
26,461	Cigna Group	6,546,716
	Total Health Care Providers & Services	$17,130,578

	Household Durables — 3.9%
581,100	Panasonic Holdings Corp.	$ 6,030,409
Pioneer Global Sustainable Equity Fund |  | 5/31/232

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Shares		Value
	Household Durables — (continued)
382,986	Persimmon Plc	$ 5,739,186
42,800	Sony Group Corp.	4,001,925
	Total Household Durables	$15,771,520

	Household Products — 1.8%
94,602	Reckitt Benckiser Group Plc	$ 7,356,477
	Total Household Products	$7,356,477

	Insurance — 2.1%
62,958	Hartford Financial Services Group, Inc.	$ 4,313,882
18,652	Willis Towers Watson Plc	4,081,990
	Total Insurance	$8,395,872

	Interactive Media & Services — 5.0%
165,143(a)	Alphabet, Inc., Class A	$ 20,291,120
	Total Interactive Media & Services	$20,291,120

	IT Services — 3.8%
112,780	Cognizant Technology Solutions Corp., Class A	$ 7,047,622
64,009	International Business Machines Corp.	8,230,918
	Total IT Services	$15,278,540

	Metals & Mining — 2.3%
206,454	Barrick Gold Corp.	$ 3,484,943
145,996	Teck Resources, Ltd., Class B	5,704,064
	Total Metals & Mining	$9,189,007

	Oil, Gas & Consumable Fuels — 8.1%
87,171	BP Plc (A.D.R.)	$ 2,938,534
595,017	Energy Transfer LP	7,378,211
164,248	Occidental Petroleum Corp.	9,470,540
175,350	Range Resources Corp.	4,799,329
553,394+#	Rosneft Oil Co. PJSC	151,717
147,108	Shell Plc (A.D.R.)	8,238,048
	Total Oil, Gas & Consumable Fuels	$32,976,379

	Pharmaceuticals — 7.4%
52,100	Eisai Co., Ltd.	$ 3,308,776
477,590	Pfizer, Inc.	18,157,972
83,508	Sanofi	8,482,371
	Total Pharmaceuticals	$29,949,119

	Semiconductors & Semiconductor Equipment — 4.5%
120,326(a)	Advanced Micro Devices, Inc.	$ 14,223,736
3Pioneer Global Sustainable Equity Fund |  | 5/31/23

Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
28,211	Microchip Technology, Inc.	$ 2,123,160
52,100	Ulvac, Inc.	2,113,189
	Total Semiconductors & Semiconductor Equipment	$18,460,085

	Software — 1.9%
44,143	Oracle Corp.	$ 4,676,509
45,490(a)	Zoom Video Communications, Inc., Class A	3,053,744
	Total Software	$7,730,253

	Technology Hardware, Storage & Peripherals — 1.3%
183,989(a)	Pure Storage, Inc., Class A	$ 5,297,043
	Total Technology Hardware, Storage & Peripherals	$5,297,043

	Textiles, Apparel & Luxury Goods — 1.5%
150,987	Tapestry, Inc.	$ 6,042,500
	Total Textiles, Apparel & Luxury Goods	$6,042,500

	Trading Companies & Distributors — 1.9%
138,071(a)	AerCap Holdings NV	$ 7,881,093
	Total Trading Companies & Distributors	$7,881,093

	Total Common Stocks (Cost $365,462,346)	$385,963,428

	Preferred Stock — 0.9% of Net Assets
	Technology Hardware, Storage & Peripherals — 0.9%
84,909(b)	Samsung Electronics Co., Ltd.	$ 3,737,488
	Total Technology Hardware, Storage & Peripherals	$3,737,488

	Total Preferred Stock (Cost $3,502,901)	$3,737,488

	SHORT TERM INVESTMENTS — 3.2% of Net Assets
	Open-End Fund — 3.2%
12,839,077(c)	Dreyfus Government Cash Management, Institutional Shares, 4.99%	$ 12,839,077
		$12,839,077

	TOTAL SHORT TERM INVESTMENTS (Cost $12,839,077)	$12,839,077

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.3% (Cost $381,804,324)	$402,539,993
Pioneer Global Sustainable Equity Fund |  | 5/31/234

Schedule of Investments  |  5/31/23
(unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Call Options Written — (0.0%)†
(145)	Zoom Video Communications, Inc.	Citigroup Global Markets, Ltd.	USD 327,217	USD 125.00	6/16/23	$(290)
(28)	Generac Holdings, Inc.	Citigroup Global Markets, Ltd.	USD 55,895	USD 130.00	6/16/23	(1,050)
	Total Over The Counter (OTC) Call Options Written (Premiums received $(383,112))					$(1,340)

	OTHER ASSETS AND LIABILITIES — 0.7%					$2,726,020
	net assets — 100.0%					$405,264,673

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At May 31, 2023, the value of these securities amounted to $17,689,416, or 4.4% of net assets.
(a)	Non-income producing security.
(b)	Issued as preference shares.
(c)	Rate periodically changes. Rate disclosed is the 7-day yield at May 31, 2023.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	7/23/2020	$1,857,587	$69,273
Rosneft Oil Co. PJSC	6/23/2021	4,456,752	151,717
Total Restricted Securities			$220,990
% of Net assets			0.1%
5Pioneer Global Sustainable Equity Fund |  | 5/31/23

Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
United States	52.4%
Japan	10.2%
United Kingdom	8.6%
Ireland	5.5%
South Korea	4.8%
Netherlands	4.5%
Germany	3.2%
Canada	2.4%
France	2.2%
Switzerland	2.0%
Italy	1.8%
Mexico	1.4%
Other (individually less than 1%)	1.0%
100.0%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of May 31, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$6,797,417	$—	$6,797,417
Automobile Components	—	5,537,002	—	5,537,002
Automobiles	—	5,428,122	—	5,428,122
Banks	13,127,332	32,805,576	—	45,932,908
Broadline Retail	16,258,619	3,594,013	—	19,852,632
Capital Markets	8,951,634	14,661,334	—	23,612,968
Construction Materials	—	9,744,681	—	9,744,681
Consumer Staples Distribution & Retail	—	6,275,501	69,273	6,344,774
Diversified Telecommunication Services	—	5,656,557	—	5,656,557
Electrical Equipment	13,036,704	7,262,528	—	20,299,232
Food Products	—	5,111,871	—	5,111,871
Household Durables	—	15,771,520	—	15,771,520
Household Products	—	7,356,477	—	7,356,477
Pioneer Global Sustainable Equity Fund |  | 5/31/236

Schedule of Investments  |  5/31/23
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$32,824,662	$—	$151,717	$32,976,379
Pharmaceuticals	18,157,972	11,791,147	—	29,949,119
Semiconductors & Semiconductor Equipment	16,346,896	2,113,189	—	18,460,085
All Other Common Stocks	127,131,684	—	—	127,131,684
Preferred Stock	—	3,737,488	—	3,737,488
Open-End Fund	12,839,077	—	—	12,839,077
Total Investments in Securities	$258,674,580	$143,644,423	$220,990	$402,539,993
Other Financial Instruments
Over The Counter (OTC) Call Options Written	$(1,340)	$—	$—	$(1,340)
Total Other Financial Instruments	$(1,340)	$—	$—	$(1,340)
During the period ended May 31, 2023, there were no significant transfers in or out of Level 3.
7Pioneer Global Sustainable Equity Fund |  | 5/31/23